CAPITAL LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Payment on notes payable	$ 23,959
Capital lease description	Based on average interest rate of 1%, average term remaining (months) 24.5 Average term remain (years) 2.04
Note payable	$ 7,357	$ 9,985
Capital Lease [Member] | Third Party 2 [Member]
Note payable	$ 1,188
Interest rate	16.60%
Amortization period	36 months
Monthly payments	$ 42
Capital Lease [Member] | Third Party 1 [Member]
Note payable	$ 6,168
Interest rate	16.60%
Amortization period	36 months
Monthly payments	$ 219
Capital Lease [Member] | Third Party [Member]
Note payable	$ 9,985
Interest rate	22.00%
Amortization period	24 months
Monthly payments	$ 520
Bargain purchase option	1
Net monthly payment after management fees	498
Payment for Management Fee	$ 22